Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Leases

Balance sheet information related to the Company’s operating leases:

	As of December 31, 2024	As of December 31, 2023
Right-of-used assets	$49,356	$4,015
Lease liabilities – current	$8,422	$9,661
Lease liabilities – non-current	43,972	1,025
Total lease liabilities	$52,394	$10,686

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	Years Ended December 31,
	2024	2023	2022
Weighted average remaining lease term (years)	5.33	1.33	0.90
Weighted average discount rate	4.20%	5%	5%

Schedule of Future Leases Payments

The following table summarizes the future leases payments as of December 31, 2024:

Twelve Months Ending December 31,
2025	$10,409
2026	10,344
2027	11,379
2028	12,516
2029	13,767
Total undiscounted lease payments	58,415
Less: Imputed interest	(6,021)
Total lease liabilities	$52,394